Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2021	$ 1,748,605	$ 1,542,399	$ 11,240	$ 872,011	$ 1,020,027	$ 171,272	$ (133,450)	$ (398,701)	$ 206,206
Profit/(loss) for the three -month period after taxes	(9,842)	(12,042)	0	0	0	0	0	(12,042)	2,200
Change in fair value of cash flow hedges net of transfer to income statement	91,921	82,457	0	0	0	81,227	0	1,230	9,464
Currency translation differences	(5,134)	(4,754)	0	0	0	0	(4,754)	0	(380)
Tax effect	(18,898)	(16,674)	0	0	0	(16,674)	0	0	(2,224)
Other comprehensive income/(loss)	67,889	61,029	0	0	0	64,553	(4,754)	1,230	6,860
Total comprehensive income/(loss) for the period	58,047	48,987	0	0	0	64,553	(4,754)	(10,812)	9,060
Capital increase (Note 13)	51,567	51,567	170	52,231	(834)	0	0	0	0
Share-based compensation (Note 13)	1,239	1,239	0	0	0	0	0	1,239	0
Distributions (Note 13)	(56,962)	(49,674)	0	0	(49,674)	0	0	0	(7,288)
Balance, end of period at Mar. 31, 2022	1,802,496	1,594,518	11,410	924,242	969,519	235,825	(138,204)	(408,274)	207,978
Balance, beginning of period at Dec. 31, 2022	1,789,047	1,599,871	11,606	986,594	814,951	345,567	(161,307)	(397,540)	189,176
Profit/(loss) for the three -month period after taxes	(5,973)	(10,990)	0	0	0	0	0	(10,990)	5,017
Change in fair value of cash flow hedges net of transfer to income statement	(25,971)	(23,164)	0	0	0	(23,164)	0	0	(2,807)
Currency translation differences	8,430	7,113	0	0	0	0	7,113	0	1,317
Tax effect	5,146	4,519	0	0	0	4,519	0	0	627
Other comprehensive income/(loss)	(12,395)	(11,532)	0	0	0	(18,645)	7,113	0	(863)
Total comprehensive income/(loss) for the period	(18,368)	(22,522)	0	0	0	(18,645)	7,113	(10,990)	4,154
Capital increase (Note 13)	(2,817)	0	0	0	0	0	0	0	(2,817)
Share-based compensation (Note 13)	800	800	9	0	0	0	0	791	0
Distributions (Note 13)	(58,833)	(51,688)	0	0	(51,688)	0	0	0	(7,145)
Balance, end of period at Mar. 31, 2023	$ 1,709,829	$ 1,526,461	$ 11,615	$ 986,594	$ 763,263	$ 326,922	$ (154,194)	$ (407,739)	$ 183,368